Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

	Balance at beginning of period	Addition- charged to income	Deduction bad debts written off	Translation adjustments and other	Balance at end of period
	(Millions of yen)
Year ended December 31, 2019:
Allowance for doubtful receivables
Trade receivables	11,477	1,840	(2,189)	(769)	10,359
Finance receivables	2,675	1,495	(1,653)	110	2,627
Year ended December 31, 2018:
Allowance for doubtful receivables
Trade receivables	13,378	1,347	(2,789)	(459)	11,477
Finance receivables	2,681	938	(1,284)	340	2,675
Year ended December 31, 2017:
Allowance for doubtful receivables
Trade receivables	11,075	3,574	(1,787)	516	13,378
Finance receivables	2,325	1,436	(1,523)	443	2,681